PACE® Select Advisors Trust

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Mortgage-Backed Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Growth Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Global Real Estate Securities Investments

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), dated November 28, 2015, as previously supplemented

August 2, 2016

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the expense caps for PACE Strategic Fixed Income Investments ("PACE Strategic Fixed Income") and PACE International Emerging Markets Equity Investments ("PACE International Emerging Markets"), each a series of the Trust (each a "fund" and together, the "funds"). At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the funds' manager, the Board of Trustees of the Trust (the "Board") recently approved lower expense caps for each of the funds, to be effective as of August 1, 2016.

ZS-831

Second, this supplement updates certain information regarding the portfolio management team for BlackRock Financial Management, Inc. ("BlackRock"), a subadvisor to PACE Intermediate Fixed Income Investments ("PACE Intermediate Fixed Income"), a series of the Trust (a "fund"). Effective June 30, 2016, David Antonelli is no longer a portfolio manager for the portion of the fund's assets managed by BlackRock. Harrison Segall has been added as a portfolio manager for the portion of the fund's assets managed by BlackRock.

Third, this supplement updates certain information regarding principal risks for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income, PACE Strategic Fixed Income, PACE Municipal Fixed Income Investments, PACE International Fixed Income Investments, PACE High Yield Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments (collectively, the "fixed income funds"), and PACE International Emerging Markets and PACE Large Co Growth Equity Investments (collectively, the "equity funds").

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I.  Expense Cap Information

The section captioned "PACE Strategic Fixed Income Investments Fund summary" and sub-captioned "Annual fund operating expenses" on page 14 of the Multi-Class Prospectus is revised by replacing footnote 2 to the table in its entirety with the following:

The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to: (1) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2016 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed, prior to August 1, 2016, 1.06% for Class A, 1.56% for Class C and 0.81% for Class Y; and (2) waive its management fees through November 30, 2016 to reflect a lower management fee paid by the fund to UBS AM. Effective August 1, 2016, the expense caps noted in item (1) of the previous sentence are as follows: 0.96% for Class A, 1.46% for Class C and 0.71% for Class Y, and the waiver of management fees noted in item (2) of the previous sentence is terminated. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (1)) to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive. "Management fee waiver/expense reimbursements" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" are restated to reflect current contractual arrangements as of December 1, 2015.

The section captioned "PACE Strategic Fixed Income Investments Fund summary" and sub-captioned "Annual fund operating expenses" on page 17 of the Class P Prospectus is revised by replacing footnote 2 to the table in its entirety with the following:

The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to: (1) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2016 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest taxes, brokerage commissions and extraordinary expenses) would not exceed, prior to August 1, 2016, 0.81%; and (2) waive its management fees through November 30, 2016 to reflect a lower management fee paid by the fund to UBS AM. Effective August 1, 2016, the expense cap noted in item (1) of the previous sentence is 0.71%, and the waiver of management fees noted in item (2) of the previous sentence is terminated. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (1)) to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive. "Management fee waiver/expense reimbursements" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" are restated to reflect current contractual arrangements as of December 1, 2015.

The section captioned "Investment management, administration and principal underwriting arrangements" and sub-captioned "Investment management and administration arrangements" beginning on page 98 of the SAI is revised by replacing the seventh paragraph and the entries for PACE Strategic Fixed Income and PACE International Emerging Markets in the following table of that sub-section in their entirety with the following:

UBS AM is contractually obligated to waive all or a portion of its investment management and administration fees and/or to reimburse the funds for certain operating expenses in order to maintain the total annual operating expenses of each class (excluding expenses attributable to (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) through November 30, 2016 at a level not to exceed certain specified amounts. Each fund will repay UBS AM for any such waived fees/reimbursed expenses during the three-year period following the period during which UBS AM waived fees or reimbursed expenses, to the extent that repayment can be made without causing the operating expenses of the fund or class during a year in which repayment is made to exceed these expense caps. The amounts of the expense caps for each fund and each share class are shown in the table below, and are current as of the date of this SAI (with the exception of the amounts for PACE Strategic Fixed Income Investments and PACE International Emerging Markets Equity Investments as noted below); the table also shows, for the fiscal year ended July 31, 2015, UBS AM's fee waivers/expense reimbursements (which may be subject to repayment by the funds through July 31, 2018) and recoupments.

Fund	Class A Expense Cap		Class C Expense Cap		Class Y Expense Cap		Class P Expense Cap		Fee waivers/expense reimbursement	Recoupments
PACE Strategic Fixed Income Investments	0.96	*	1.46	*	0.71	*	0.71	*	2,427	—
PACE International Emerging Markets Equity Investments	1.75	**	2.50	**	1.50	**	1.50	**	—	—

*  The expense caps shown for PACE Strategic Fixed Income Investments above are effective as of August 1, 2016. Prior to August 1, 2016, the expense caps for this fund were as follows: 1.06% for Class A, 1.56% for Class C, 0.81% for Class Y and 0.81% for Class P.

**  The expense caps shown for PACE International Emerging Markets Equity Investments above are effective as of August 1, 2016. Prior to August 1, 2016, the expense caps for this fund were as follows: 1.95% for Class A, 2.70% for Class C, 1.70% for Class Y and 1.70% for Class P.

II.  PACE Intermediate Fixed Income Portfolio Management

The Prospectuses and SAI are revised to remove all references and disclosure related to David Antonelli as a portfolio manager for the portion of the fund's assets managed by BlackRock.

The section captioned "Portfolio management team" on page 13 of the Multi-Class Prospectus and page 16 of the Class P Prospectus is revised by replacing the first bullet point of that section in its entirety with the following:

•  BlackRock—Akiva Dickstein, Managing Director, and Harrison Segall, Vice President, have been portfolio managers of the fund since March 2014 and June 2016, respectively.

The section captioned "Management" and sub-captioned "PACE Intermediate Fixed Income Investments" beginning on page 134 of the Multi-Class Prospectus and page 133 of the Class P Prospectus is revised by replacing the second sentence of the third paragraph of that sub-section in its entirety with the following:

Akiva Dickstein and Harrison Segall have been jointly responsible for the day-to-day management of PACE Intermediate Fixed Income Investments since March 2014 and June 2016, respectively.

The section captioned "Management" and sub-captioned "PACE Intermediate Fixed Income Investments" beginning on page 134 of the Multi-Class Prospectus and page 133 of the Class P Prospectus is revised by replacing the fifth paragraph of that sub-section in its entirety with the following:

Harrison Segall, Vice President, is a portfolio manager for the Portfolio Solutions team within BlackRock's Global Fixed Income group. Prior to assuming his current responsibilities in 2011, Mr. Segall was an associate in BlackRock Solution's Portfolio Analytics Group, where he began his career as an analyst in 2008.

The section captioned "Portfolio managers" and sub-captioned "PACE Intermediate Fixed Income Investments—BlackRock Financial Management, Inc. and Babson Capital Management LLC" beginning on page 162 of the SAI is revised by deleting all references to David Antonelli and by replacing the first paragraph and the following tables of that sub-section in their entirety with the following:

BlackRock uses a team approach in managing the fund. The portfolio managers who are primarily responsible for the day-to-day management of the fund are Akiva Dickstein and Harrison Segall. The following table provides information relating to other accounts managed by Akiva Dickstein and Harrison Segall as of June 30, 2016:

The section captioned "Portfolio managers" and sub-captioned "PACE Intermediate Fixed Income Investments—BlackRock Financial Management, Inc. and Babson Capital Management LLC" beginning on page 162 of the SAI is revised by replacing the second table of that sub-section in its entirety with the following:

Harrison Segall

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	10	17	109
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	3
Assets Managed (in millions)	$5,130	$4,980	$46,770
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$247.7	$1,170

III.  Principal Risks for Fixed Income and Equity Funds

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Principal risks" beginning on page 11 of the Multi-Class Prospectus and page 14 of the Class P Prospectus is revised by adding the following as a principal risk factor:

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

The section captioned "Fund summary" and sub-captioned "Principal risks" of each Prospectus for each of the fixed income funds (with the exception of PACE Intermediate Fixed Income) is revised by replacing the risk factor titled "Illiquidity risk" in its entirety with the following:

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

The section captioned "Fund summary" and sub-captioned "Principal risks" of each Prospectus for each of the fixed income funds and the equity funds is revised by replacing the risk factor titled "Interest rate risk" in its entirety with the following:

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates. The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates.

The section captioned "Additional information about investment objectives, principal risks and investment strategies" and sub-captioned "Additional information about principal risks" on page 109 of the Multi-Class Prospectus and page 112 of the Class P Prospectus is revised by replacing the heading for "Illiquidity risk" in the table with "Liquidity risk" and denoting that such principal risk factor also applies to PACE Intermediate Fixed Income.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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